Loan and Lease Operations - Summary of Finance Lease Income (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessor [abstract]
Financial Income	R$ 645	R$ 612
Variable payments	40	39
Total	R$ 685	R$ 651